Basis of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Apr. 01, 2018
Accounting Changes:
Increase in Net cash used in operating activities	¥ (725,956)	¥ (1,676,824)	[1]
Increase in Net cash provided by investing activities	¥ 2,262,185	4,085,441	[1]
Restricted Cash [Member]
Accounting Changes:
Increase in Net cash used in operating activities		3,049
Increase in Net cash provided by investing activities		¥ 727,688
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting Changes:
Cumulative effect of change on Equity				¥ 2,702,000
Retained Earnings Appropriated for Legal Reserve [Member] | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]
Accounting Changes:
Cumulative effect of change on Equity				1,784
Accumulated Other Comprehensive Income, Net of Taxes [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accounting Changes:
Cumulative effect of change on Equity				¥ (2,702,000)

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.